RESTRUCTURING AND OTHER TRANSITION COSTS	12 Months Ended
Jul. 22, 2013
Restructuring And Related Activities [Abstract]
RESTRUCTURING AND OTHER TRANSITION COSTS

10. RESTRUCTURING AND OTHER TRANSITION COSTS

On January 7, 2009, the Board of Directors of the Company approved a strategic restructuring plan designed to create significant operating efficiencies, improve the Company’s supply chain and create a stronger global platform. On October 7, 2009, the Company announced an expansion of its restructuring plan to include the consolidation of two domestic manufacturing facilities into one and to finalize realignment in certain of the Company’s product creation organizations. The strategic restructuring plan and all actions under the plan, except for certain cash payments, were completed as of June 19, 2010. Accordingly, the Company did not incur any restructuring or other transition costs for the years ended December 29, 2012 and December 31, 2011. For the year-ended January 1, 2011 the Company incurred restructuring and other transition costs of $4.2 ($3.1 on an after-tax basis), or $0.06 per diluted share.

Restructuring

The Company did not incur restructuring charges for the years ended December 29, 2012 and December 31, 2011. For the year-ended January 1, 2011 the Company incurred restructuring charges of $2.2 ($1.6 on an after-tax basis).

The following is a summary of the activity with respect to a reserve established by the Company in connection with the restructuring plan, by category of costs:

(In millions)	Severance and employee related	Facility exit costs and other	Total
Balance at January 2, 2010	$3.9	$2.1	$6.0
Charges incurred	0.6	1.7	2.3
Amounts paid or utilized	(4.2)	(2.7)	(6.9)

Balance at January 1, 2011	$0.3	$1.1	$1.4
Amounts paid or utilized	(0.3)	(0.7)	(1.0)

Balance at December 31, 2011	$—	$0.4	$0.4
Amounts paid or utilized	—	(0.3)	(0.3)

Balance at December 29, 2012	$—	$0.1	$0.1

Other Transition Costs

Incremental costs incurred related to the restructuring plan that do not qualify as restructuring costs under the provisions of FASB ASC Topic 420, Exit or Disposal Cost Obligations, have been included in the Company’s consolidated condensed statements of operations on the line items titled “Restructuring and other transition costs”. These primarily include costs related to closure of facilities, new employee training and transition to outsourced services. All costs included in this caption were solely related to the transition and implementation of the restructuring plan and do not include ongoing business operating costs. There were no other transition costs incurred during the years ended December 29, 2012 and December 31, 2011. Other transition costs for the year-ended January 1, 2011, were $2.0 ($1.5 on an after-tax basis).